Income taxes - Income Tax Expense (Recovery) Attributable to Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expenses [Line Items]
Income tax expenses, current	$ 16,431	$ 11,347
Income tax expenses, deferred	53,686	42,025
Income tax expense	70,117	53,372
Canada
Income Tax Expenses [Line Items]
Income tax expenses, current	6,695	2,872
Income tax expenses, deferred	17,607	(14,197)
Income tax expense	24,302	(11,325)
United States
Income Tax Expenses [Line Items]
Income tax expenses, current	9,736	8,475
Income tax expenses, deferred	36,079	56,222
Income tax expense	$ 45,815	$ 64,697